Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000161548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	11.06%	9.55%	7.46%
C000161551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	9.60%	13.30%		13.92%
C000014082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.22%	13.54%		13.78%
C000014083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000154981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	10.74%	13.71%		16.18%
C000154983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235281
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000154985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.54%	11.44%		9.90%
C000154987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000161544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.67%	9.34%	9.65%
C000161547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000161548
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%	10.62%	7.99%
Without Sales Load [Member] | C000161551
Average Annual Return [Line Items]
Average Annual Return, Percent	16.90%	10.90%	8.30%
Without Sales Load [Member] | C000211122
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%	10.93%	8.32%
Without Sales Load [Member] | C000014080
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%	14.40%		14.47%
Without Sales Load [Member] | C000014082
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%	13.54%		13.78%
Without Sales Load [Member] | C000014083
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	14.69%		14.79%
Without Sales Load [Member] | C000195939
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%	14.74%		14.83%
Without Sales Load [Member] | C000154981
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.82%		16.74%
Without Sales Load [Member] | C000154983
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.12%		17.08%
Without Sales Load [Member] | C000235281
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%	15.14%		17.09%
Without Sales Load [Member] | C000154985
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	12.54%		10.44%
Without Sales Load [Member] | C000154987
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%	12.81%		10.74%
Without Sales Load [Member] | C000235282
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	12.85%		10.76%
Without Sales Load [Member] | C000161544
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%	10.40%	10.19%
Without Sales Load [Member] | C000161547
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	10.68%	10.50%
Without Sales Load [Member] | C000235283
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	10.70%	10.52%
EATON VANCE Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	16.03%	11.59%	7.69%
EATON VANCE Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	16.03%	11.59%	7.69%
EATON VANCE Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	16.03%	11.59%	7.69%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%	15.98%		15.02%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%	15.98%		15.02%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%	15.98%		15.02%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%	15.98%		15.02%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.46%		15.29%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.46%		15.29%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.46%		15.29%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%		14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%		14.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.73%		14.70%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.46%	14.49%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.46%	14.49%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.46%	14.49%
EATON VANCE Index: Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent	16.83%	11.03%	8.33%
EATON VANCE Index: Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent	16.83%	11.03%	8.33%
EATON VANCE Index: Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent	16.83%	11.03%	8.33%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	15.68%	15.00%		15.12%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	15.68%	15.00%		15.12%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	15.68%	15.00%		15.12%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	15.68%	15.00%		15.12%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.56%		18.81%
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Average Annual Return, Percent	17.09%	15.41%		17.39%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.56%		18.81%
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Average Annual Return, Percent	17.09%	15.41%		17.39%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.56%		18.81%
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Average Annual Return, Percent	17.09%	15.41%		17.39%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	13.87%		10.71%
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Average Annual Return, Percent	11.44%	13.19%		11.06%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	13.87%		10.71%
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Average Annual Return, Percent	11.44%	13.19%		11.06%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.44%	13.87%		10.71%
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Average Annual Return, Percent	11.44%	13.19%		11.06%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%	12.65%	10.80%
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent	7.25%	10.93%	10.78%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%	12.65%	10.80%
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent	7.25%	10.93%	10.78%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%	12.65%	10.80%
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent	7.25%	10.93%	10.78%